Trade and Other Receivables	12 Months Ended
Dec. 31, 2022
Trade and Other Receivables [Abstract]
Trade and other receivables

18. Trade and other receivables

	At December 31 2022	At December 31 2021
	£’000	£’000

Trade receivables	24,475	15,021
Prepayments	21,255	28,124
Contract assets	248	3,451
VAT recoverable	8,445	30,499
Other receivables	12,336	10,982
	66,759	88,077
Allowance for expected credit losses	(4,000)	(225)

Total trade and other receivables	62,759	87,852

Current	56,259	77,884
Non-current	6,500	9,968

Contract assets relate to revenue earned from ancillary products. They are short term in nature and are derecognized within one month of the reporting period end across both 2022 and 2021 financial years.

Set out below is the movement in the allowance for expected credit losses of trade and other receivables:

Allowance for expected credit losses
£’000

At December 31, 2020	-

Provision for expected credit losses	225
At December 31, 2021	225

Provision for expected credit losses	3,775
At December 31, 2022	4,000